New York Life Insurance Company 51 Madison Avenue, New York, NY 10010 Tel: (212) 576-4276 E-mail: alyssa_r_matott@newyorklife.com www.newyorklife.com

Alyssa Matott
Assistant General Counsel

VIA EDGAR

May 2, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Corporate Sponsored Variable Universal Life
Separate Account – I
File No. 333-232790 and 811-07697

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post- Effective Amendment No. 10 on Form N-6 that was filed by the Registrant on April 10, 2023 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 10, 2023.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4276.

Very truly yours,

/s/ Alyssa Matott
Alyssa Matott
Assistant General Counsel